Commitments and Contingencies (Multi-Employer Pension Plans) (Details) (USD $)	12 Months Ended			3 Months Ended	12 Months Ended			3 Months Ended
	Jul. 02, 2011	Jul. 03, 2010	Jun. 27, 2009	Apr. 02, 2011 Multi-Employer Plan Withdrawal Liability [Member]	Jul. 02, 2011 Multi-Employer Plan Withdrawal Liability [Member]	Jul. 03, 2010 Multi-Employer Plan Withdrawal Liability [Member]	Jun. 27, 2009 Multi-Employer Plan Withdrawal Liability [Member]	Dec. 27, 2008 Q1 FY09 Multi-Employer Plan Withdrawal and Pension Liability Assumption [Member]	Sep. 27, 2008 Q1 FY09 Multi-Employer Plan Withdrawal and Pension Liability Assumption [Member]	Jun. 28, 2008 Q1 FY09 Multi-Employer Plan Withdrawal and Pension Liability Assumption [Member]
Percentage of employees participating in multi-employer plans	10.00%
Multi-employer plan contributions	$ 32,800,000	$ 51,500,000	$ 48,000,000
Loss contingency, estimate of possible loss					200,000,000
Tax rate for potential IRS non-deductible excise tax					5.00%
Loss contingency, recorded amount					42,400,000					16,500,000
Loss contingency, payments made					0	17,400,000	15,000,000	15,000,000
Pension liability assumption, before tax			(26,704,000)						26,700,000
Loss contingency, provision recorded				$ 36,100,000	$ 41,500,000	$ 2,900,000	$ 9,600,000